Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Muhlenkamp Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Muhlenkamp Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED PORTFOLIO SERIES
(the “Trust”)

Muhlenkamp Fund
(the “Fund”)

Supplement dated August 15, 2019, to the

Prospectus for the Fund dated February 28, 2019

Effective immediately, the Average Total Returns Table on page 5 of the Prospectus is revised as follows:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Supplement Closing [Text Block]	cl0001511699_SupplementClosingTextBlock

This supplement should be retained with your Prospectus for future reference.

Muhlenkamp Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1988	[1]
Muhlenkamp Fund | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Consumer Price Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.51%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.80%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1988	[1]
Muhlenkamp Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.29%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.31%)	[1]
10 Years	rr_AverageAnnualReturnYear10	6.53%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1988	[1]
Muhlenkamp Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.94%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.19%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%	[1]
Muhlenkamp Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.98%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.93%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.37%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[1]

[1]	The Muhlenkamp Fund, a series of Wexford Trust, (the “Predecessor Fund”) transferred into the Fund in a tax-free reorganization on September 5, 2014. Performance information shown includes the performance of the Predecessor Fund for periods prior to September 5, 2014.